Income Taxes - Deferred Tax Assets and Liabilities (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Deferred tax assets - non-current:
Provision of allowance for doubtful accounts		$ 2,724	¥ 17,717		¥ 21,910
Accrued payroll and expenses and others		4,492	29,225		27,172
Net operating loss carryforward		4,261	27,726		16,627
Less: valuation allowance		(2,184)	(14,208)	$ (1,753)	(11,402)	¥ (4,676)	¥ (7,101)
Total non-current deferred tax assets, net*	[1]	9,293	60,460		54,307
Deferred tax liabilities - non-current:
Equity investments acquired in disposal of subsidiaries		$ 202	¥ 1,312		¥ 1,312

[1]	*In 2017, the Company adopted the guidance of ASU 2015-17 issued by FASB in November 2015, which requires entities to present deferred tax assets and deferred tax liabilities as noncurrent in a classified balance sheet. Pursuant to the guidance, the Company retrospectively reclassified RMB54.3 million of deferred tax assets from current assets to noncurrent assets in the balance sheets as of December 31, 2016.